CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Financial Data for Reportable Operating Segments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Revenue	$ 197,007	$ 152,709
Total cost of revenues	136,682	98,082
Gross profit	60,325	54,627
Research and development expenses, net	23,930	18,547
Selling and marketing expenses	16,467	14,109
General and administrative expenses	13,027	14,514
Other operating expenses (income), net	3,964	(725)
Operating income (loss)	2,937	8,182
Financial expenses, net	(2,186)	779
Income before taxes on income	751	8,961
Taxes on income	3,083	(2,695)
Net income	3,834	6,266
Depreciation and amortization Expenses	9,942	7,333
Satellite Networks [Member]
Segment Reporting Information [Line Items]
Revenue	133,277	84,593
Total cost of revenues	95,933	46,309
Gross profit	37,344	38,284
Research and development expenses, net	17,032	15,067
Selling and marketing expenses	10,420	9,632
General and administrative expenses	6,630	3,954
Other operating expenses (income), net	5,014	1,587
Operating income (loss)	(1,752)	8,044
Depreciation and amortization Expenses	7,742	3,565
Integrated Solutions [Member]
Segment Reporting Information [Line Items]
Revenue	43,004	37,404
Total cost of revenues	30,094	27,384
Gross profit	12,910	10,020
Research and development expenses, net	6,898	3,480
Selling and marketing expenses	5,076	3,548
General and administrative expenses	3,360	6,795
Other operating expenses (income), net	1,884	(2,312)
Operating income (loss)	(4,308)	(1,491)
Depreciation and amortization Expenses	1,363	2,671
Network Infrastructure and Services [Member]
Segment Reporting Information [Line Items]
Revenue	20,726	30,712
Total cost of revenues	10,655	24,389
Gross profit	10,071	6,323
Research and development expenses, net	0	0
Selling and marketing expenses	971	929
General and administrative expenses	3,037	3,765
Other operating expenses (income), net	(2,934)	0
Operating income (loss)	8,997	1,629
Depreciation and amortization Expenses	837	1,097
Revenues from construction performance obligations	$ 1,396	$ 11,059